PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Shares	Value
Short-Term Investments 100.2%
Affiliated Mutual Fund 6.1%
PGIM Core Government Money Market Fund (cost $1,743,933)(wb)	1,743,933	$1,743,933

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 71.1%
U.S. Treasury Bills (cost $20,240,959)	5.463%	02/08/24	20,450	20,244,702
Option Purchased*~ 23.0%
(cost $4,969,014)				6,533,928

TOTAL INVESTMENTS 100.2% (cost $26,953,906)				28,522,563
Liabilities in excess of other assets(z) (0.2)%				(49,400)

Net Assets 100.0%				$28,473,163

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	12/07/27	$3,970.00	50	5	$6,533,928
(cost $4,969,014)

PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Mar. 2024	$2,657,992	$8,655
127	5 Year U.S. Treasury Notes	Mar. 2024	13,570,148	72,764
2	10 Year U.S. Treasury Notes	Mar. 2024	219,594	1,497
4	S&P 500 E-Mini Index	Dec. 2023	915,350	13,123
				$96,039
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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